JUNE 25, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD ALTERNATIVE FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED MAY 11, 2018

HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED MAY 11, 2018

HARTFORD FIXED INCOME FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH MAY 11, 2018

HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH MAY 11, 2018

HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH MAY 11, 2018

HARTFORD SCHRODERS FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH MAY 11, 2018

This Supplement contains new and additional information and should be read in connection with your Prospectus.

1.	Certain changes are being made with respect to Class C shares effective October 1, 2018. As a result, the above referenced Prospectuses are revised as follows:

a.	In the section entitled “Classes of Shares – Choosing A Share Class,” footnote 2 to the table is deleted in its entirety and replaced with the following effective October 1, 2018:

(2)	Automatic conversion of Class C shares to Class A shares after ten years, thus reducing future annual expenses (certain exclusions may apply)

b.	In the section entitled “Classes of Shares - How Sales Charges Are Calculated – Front-End Sales Charge Waivers for Class A Shares,” the following waiver is added effective October 1, 2018:

•	any purchases of Class A shares in an account maintained directly with the Funds’ transfer agent where there is no financial intermediary specified or Hartford Funds Distributors, LLC is listed as the dealer of record. However, if such account subsequently lists a third party dealer of record, any purchases of Class A shares in that account will be subject to any applicable front-end sales charge.

c.	In the section entitled “How to Buy and Sell Shares – Initial Purchases,” the following is added to the fifth paragraph effective October 1, 2018:

Effective October 1, 2018, each Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any such direct purchase received by the Funds’ transfer agent for Class C shares for such accounts will automatically be invested in Class A shares.

d.	The following new sub-section is added immediately before “Conversions” in the section entitled “How to Buy and Sell Shares” effective October 1, 2018:

AUTOMATIC CONVERSIONS

Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Conversions will occur during the month in which the 10-year anniversary of the purchase occurs. Due to operational limitations at your financial intermediary, your ability to have your Class C shares automatically converted to Class A may be limited.

Effective October 1, 2018, Class C shares held in an account directly through the Funds’ transfer agent for which no financial intermediary is specified or Hartford Funds Distributors, LLC is listed as the dealer of record will periodically be converted to Class A shares.

The initial Class C conversion is anticipated to occur on or about October 18, 2018.

The value of the shares received during a conversion will be based on the relative NAV of the shares being converted and the shares received as a result of the conversion without the imposition of any front-end sales charge or CDSC. In general, conversions of one share class for a different share class of the same Fund should not result in the realization by the investor of a taxable capital gain or loss for U.S. federal income tax purposes, provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct conversion transaction. Shareholders should consult their tax advisors as to the federal, state, local and non-U.S. tax consequences of an intra-fund conversion. Each Fund reserves the right in its sole discretion to amend or terminate the conversion feature at any time, for any reason.

2.	Effective immediately, under the heading “Classes of Shares - How Sales Charges Are Calculated – CDSC Waivers,” the following is added at the end of the section:

The availability of these sales load waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Please contact your financial intermediary for more information on the intermediary’s policies and procedures applicable to such waivers. In addition, any intermediary specific sales load waivers are reproduced in Appendix A based on information provided by the financial intermediaries.

3.	Effective immediately, the following is added to the end of Appendix A to the above referenced Prospectuses:

Ameriprise Financial

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

Effective July 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in the Funds’ prospectus or SAI:

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Funds’ prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Funds’ prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Shareholders should contact Ameriprise Financial to determine their eligibility for these waivers.

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
•	Shares purchased through a Morgan Stanley self-directed brokerage account
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Shareholders should contact Morgan Stanley Wealth Management to determine their eligibility for these waivers.

This Supplement should be retained with your Prospectus for future reference.

HV-7383	June 2018